Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Apr. 22, 2024
BURTECH ACQUISITION CORP [Member]
Liabilities:
Derivative Liability	$ 1,084,963	$ 0
Change in fair value of derivative liability	(1,084,963)	0
Backstop Subscription Agreement
Assets:
Assets, Total	44,894,000
Liabilities:
Financial Liabilities Fair Value Disclosure	163,340,000	36,435,000
Backstop Subscription Agreement | Pay to Play Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	15,942,000	14,641,000
Backstop Subscription Agreement | Two Thousand Twenty Three Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	132,687,000	18,064,000
Backstop Subscription Agreement | Warrant Liabilities [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	14,711,000	3,730,000
Backstop Subscription Agreement | BURTECH ACQUISITION CORP [Member]
Liabilities:
Derivative Liability	0		$ 361,124
Change in fair value of derivative liability	0
Non-Redemption Agreement | BURTECH ACQUISITION CORP [Member]
Liabilities:
Derivative Liability	1,084,963
Fair Value on Recurring Basis | Backstop Subscription Agreement | BURTECH ACQUISITION CORP [Member]
Liabilities:
Derivative Liability	1,084,963
U.S. Government treasury securities | Backstop Subscription Agreement
Assets:
Assets, Total	30,580,000
U.S. Money Market Funds held in Trust Account | Backstop Subscription Agreement
Assets:
Assets, Total	9,247,000
Mutual funds | Backstop Subscription Agreement
Assets:
Assets, Total	5,067,000
U.S. Money Market Fund Held In Trust Account | Fair Value on Recurring Basis | BURTECH ACQUISITION CORP [Member]
Assets:
Assets, Total	47,558,112	71,432,177
Level 1 | Backstop Subscription Agreement
Assets:
Assets, Total	44,894,000
Level 1 | U.S. Government treasury securities | Backstop Subscription Agreement
Assets:
Assets, Total	30,580,000
Level 1 | U.S. Money Market Funds held in Trust Account | Backstop Subscription Agreement
Assets:
Assets, Total	9,247,000
Level 1 | Mutual funds | Backstop Subscription Agreement
Assets:
Assets, Total	5,067,000
Level 1 | U.S. Money Market Fund Held In Trust Account | Fair Value on Recurring Basis | BURTECH ACQUISITION CORP [Member]
Assets:
Assets, Total	47,558,112	71,432,177
Level 3 | Backstop Subscription Agreement
Liabilities:
Financial Liabilities Fair Value Disclosure	163,340,000	36,435,000
Level 3 | Backstop Subscription Agreement | Pay to Play Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	15,942,000	14,641,000
Level 3 | Backstop Subscription Agreement | Two Thousand Twenty Three Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	132,687,000	18,064,000
Level 3 | Backstop Subscription Agreement | Warrant Liabilities [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	14,711,000	$ 3,730,000
Level 3 | Fair Value on Recurring Basis | Backstop Subscription Agreement | BURTECH ACQUISITION CORP [Member]
Liabilities:
Derivative Liability	$ 1,084,963